Consolidated Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
March 31, 2026
VHC-NPRT1-0526
1.814639.121
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 2.5%
Health Care - 2.5%
Pharmaceuticals - 2.5%
UCB SA	84,000	25,308,926
CANADA - 1.2%
Health Care - 1.2%
Biotechnology - 1.2%
Xenon Pharmaceuticals Inc (e)	208,000	12,095,200
DENMARK - 2.8%
Health Care - 2.8%
Biotechnology - 2.8%
Ascendis Pharma A/S ADR (e)	110,000	25,160,300
Damora Therapeutics Inc (e)(h)	118,000	3,056,200

TOTAL DENMARK		28,216,500
FRANCE - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Sartorius Stedim Biotech	25,000	4,869,055
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (e)	35,000	3,110,800
Tubulis GmbH (b)(c)(d)	2,100	744,982

TOTAL GERMANY		3,855,782
NETHERLANDS - 2.7%
Health Care - 2.7%
Biotechnology - 2.3%
Argenx SE ADR (e)	26,800	19,570,700
Newamsterdam Pharma Co NV (e)	115,000	3,681,150
		23,251,850
Pharmaceuticals - 0.4%
Pharvaris NV (e)	128,000	3,616,000
TOTAL NETHERLANDS		26,867,850
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (e)	84,000	2,532,600
UNITED STATES - 87.2%
Financials - 0.0%
Financial Services - 0.0%
Perceptive Capital Solutions Corp (c)(d)(g)	54,857	548,570
Health Care - 87.2%
Biotechnology - 32.0%
AbbVie Inc	167,000	36,320,831
Acumen Pharmaceuticals Inc (e)	88,926	209,865
Alnylam Pharmaceuticals Inc (e)	60,000	19,852,200
Annexon Inc (e)(h)	200,000	1,108,000
Apogee Therapeutics Inc (e)	19,877	1,673,047
BeOne Medicines Ltd ADR (e)	15,000	4,454,550
Biogen Inc (e)	10,000	1,833,300
Caris Life Sciences Inc (e)	590,000	10,549,200
Centessa Pharmaceuticals PLC ADR (e)	285,000	11,320,200
CG oncology Inc (e)	105,000	7,106,400
Cogent Biosciences Inc (e)	400,000	15,396,000
Cytokinetics Inc (e)(h)	100,000	6,591,000
CytomX Therapeutics Inc (e)	860,000	4,042,000
Dianthus Therapeutics Inc (e)(h)	32,000	2,685,440
Disc Medicine Inc (e)	114,000	7,289,160
Gilead Sciences Inc	186,000	25,922,821
Immunome Inc (e)	11,100	242,757
Insmed Inc (e)	98,000	16,024,960
Jade Biosciences Inc	60,000	843,000
Kiniksa Pharmaceuticals International Plc Class A (e)	150,000	7,222,500
Kymera Therapeutics Inc (e)	80,000	6,663,200
Legend Biotech Corp ADR (e)(h)	460,000	8,321,400
Mineralys Therapeutics Inc (e)	175,000	4,740,750
Mirum Pharmaceuticals Inc (e)	35,000	3,233,300
Moderna Inc (e)	245,000	12,446,000
Nuvalent Inc Class A (e)	128,000	13,113,600
Olema Pharmaceuticals Inc (e)	265,000	3,951,150
Oruka Therapeutics Inc (e)	162,159	7,953,899
Oruka Therapeutics Inc (c)(e)	17,500	858,375
Praxis Precision Medicines Inc (e)	21,800	7,023,742
Rallybio Corp (c)(d)(f)(g)	819,208	1,146,891
Revolution Medicines Inc (e)	18,000	1,750,500
Roivant Sciences Ltd (e)	228,000	6,315,600
Scholar Rock Holding Corp (e)	39,900	1,961,484
Soleno Therapeutics Inc (e)(h)	67,000	2,243,160
Spyre Therapeutics Inc (e)(h)	168,000	8,473,920
Stoke Therapeutics Inc (e)	120,000	3,907,200
Summit Therapeutics Inc (e)(h)	180,000	3,412,800
Travere Therapeutics Inc (e)	100,000	2,971,000
Tyra Biosciences Inc (e)	50,000	1,915,000
Upstream Bio Inc (e)	145,000	1,305,000
Vaxcyte Inc (e)	180,000	10,459,800
Veracyte Inc (e)	240,000	7,730,400
Viking Therapeutics Inc (e)	100,000	3,254,000
Viridian Therapeutics Inc (e)	515,000	10,073,400
Zenas Biopharma Inc (e)(h)	185,000	3,616,750
Zenas Biopharma Inc (c)	38,208	746,966
		320,276,518
Health Care Equipment & Supplies - 11.1%
Boston Scientific Corp (e)	810,000	50,827,500
Edwards Lifesciences Corp (e)	256,000	20,500,480
Insulet Corp (e)	43,500	9,128,040
Intuitive Surgical Inc (e)	15,500	7,145,345
iRhythm Technologies Inc (e)	25,000	2,950,500
Kestra Medical Technologies Ltd (e)	160,000	3,188,800
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	2,363	25,804
Medline Inc Class A	218,000	9,701,000
Outset Medical Inc (e)	280,000	1,075,200
Saluda Medical Inc (c)(j)	50,407	285,182
Saluda Medical Inc depository receipt	300,000	172,443
Shoulder Innovations Inc (i)	73,451	1,067,243
Shoulder Innovations Inc	16,100	233,933
Stryker Corp	15,600	5,126,004
		111,427,474
Health Care Providers & Services - 9.6%
Alignment Healthcare Inc (e)	360,000	6,343,200
BrightSpring Health Services Inc (e)	350,000	14,913,500
Cencora Inc	50,000	15,707,000
Cigna Group/The	16,500	4,401,375
CVS Health Corp	160,000	11,491,200
Guardant Health Inc (e)	45,000	4,156,650
LifeStance Health Group Inc (e)	860,000	5,478,200
McKesson Corp	15,000	12,980,400
Privia Health Group Inc (e)	400,000	8,228,000
UnitedHealth Group Inc	46,500	12,582,435
		96,281,960
Health Care Technology - 2.1%
HeartFlow Inc (e)	194,000	4,720,020
Veeva Systems Inc Class A (e)	50,000	8,783,000
Waystar Holding Corp (e)	330,000	7,956,300
		21,459,320
Life Sciences Tools & Services - 11.7%
10X Genomics Inc Class A (e)	328,000	6,963,440
Bio-Techne Corp	140,000	7,316,400
Danaher Corp	360,000	68,256,000
IQVIA Holdings Inc (e)	6,800	1,159,672
Repligen Corp (e)	78,000	9,189,960
Thermo Fisher Scientific Inc	36,800	18,088,304
West Pharmaceutical Services Inc	27,000	6,767,280
		117,741,056
Pharmaceuticals - 20.7%
Amylyx Pharmaceuticals Inc (e)	260,000	3,614,000
Axsome Therapeutics Inc (e)	35,000	5,915,700
Contineum Therapeutics Inc Class A (e)	80,000	1,044,800
Crinetics Pharmaceuticals Inc (e)	218,000	7,917,760
Eli Lilly & Co	72,800	66,959,256
Enliven Therapeutics Inc (e)(h)	218,000	8,545,600
Johnson & Johnson	242,800	59,350,032
MBX Biosciences Inc (e)	50,000	1,492,500
Merck & Co Inc	210,000	25,260,900
Ocular Therapeutix Inc (e)	83,621	708,270
Roche Holding AG	24,000	9,578,180
Royalty Pharma PLC Class A	215,000	10,313,550
Structure Therapeutics Inc ADR (e)	106,000	5,109,200
Trevi Therapeutics Inc (e)	180,000	2,147,400
		207,957,148
TOTAL HEALTH CARE		875,143,476
TOTAL UNITED STATES		875,692,046
TOTAL COMMON STOCKS (Cost $710,714,890)		979,437,959

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (c)(d)	613,866	674,025
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (c)(d)(k)	353,945	368,492
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d)	154,788	202,262
TOTAL UNITED STATES		1,244,779
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,241,045)		1,244,779

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (c)(d)(e)	39,228	234,191
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (c)(d)(e)	1,824,838	1,259,138
UNITED STATES - 1.3%
Health Care - 1.3%
Biotechnology - 0.7%
Asimov Inc Series B (c)(d)(e)	13,047	323,957
Cleerly Inc Series C (c)(d)(e)	179,891	2,173,084
Element Biosciences Inc Series C (c)(d)(e)	72,178	794,680
Element Biosciences Inc Series D (c)(d)(e)	73,131	540,438
Element Biosciences Inc Series D1 (c)(d)(e)	73,131	540,438
ElevateBio LLC Series C (c)(d)(e)	31,200	57,408
Endeavor BioMedicines Inc Series C (c)(d)(e)	208,016	1,356,264
Parabilis Medicines Inc Series F (c)(d)	149,200	1,004,116
		6,790,385
Health Care Equipment & Supplies - 0.3%
Kardium Inc/US Series D-7 (c)(d)	2,440,148	1,317,680
Kardium Inc/US Series D-7 (c)(d)	534,070	288,398
Kardium Inc/US Series D-7 (c)(d)	111,115	60,002
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	47,257	1,450,790
		3,116,870
Health Care Technology - 0.2%
Aledade Inc Series B1 (c)(d)(e)	24,966	670,337
Aledade Inc Series E1 (c)(d)(e)	10,776	289,336
Candid Therapeutics Series B (c)(d)(e)	491,360	687,904
Wugen Inc Series B (c)(d)(e)	57,585	89,256
		1,736,833
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)(e)	505,495	369,011
Galvanize Therapeutics Series C-1 (c)(d)	1,234,125	555,357
		924,368
TOTAL HEALTH CARE		12,568,456
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (c)(d)	132,642	440,371
TOTAL UNITED STATES		13,008,827
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,810,329)		14,502,156

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	9,941,608	9,943,596
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	19,354,516	19,356,452
TOTAL MONEY MARKET FUNDS (Cost $29,300,048)			29,300,048

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $760,066,312)	1,024,484,942
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(20,436,452)
NET ASSETS - 100.0%	1,004,048,490

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,358,723 or 1.9% of net assets.

(d)	Level 3 security.
(e)	Non-income producing.
(f)	Affiliated company.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security is on loan at period end.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,067,243 or 0.1% of net assets.

(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $285,182 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,855,581.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	955,966

Aledade Inc Series E1	5/20/2022	536,800

Asimov Inc Series B	10/29/2021	1,209,205

Candid Therapeutics Series B	8/27/2024	589,632

Cleerly Inc Series C	7/8/2022	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	557,161

Element Biosciences Inc Series C	6/21/2021	1,483,742

Element Biosciences Inc Series D	6/28/2024	573,589

Element Biosciences Inc Series D1	6/28/2024	573,588

ElevateBio LLC Series C	3/9/2021	130,884

Endeavor BioMedicines Inc Series C	4/22/2024	1,357,221

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	197,773

Galvanize Therapeutics Series B	3/29/2022	875,156

Galvanize Therapeutics Series C-1	7/7/2025	519,581

InSightec Ltd Series G	6/17/2024	1,620,091

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	689,327

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	1,099,081

Kardium Inc/US Series D-7	8/6/2024	17,284

Kardium Inc/US Series D-7	8/6/2024	259,254

Manus Bio Inc Series One-6	3/30/2021	1,391,325

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	262,500

Parabilis Medicines Inc Series F	1/6/2026	919,728

Perceptive Capital Solutions Corp	12/5/2025	548,570

Rallybio Corp	3/2/2026	1,146,891

Saluda Medical Inc	3/12/2023 - 10/30/2025	1,865,350

Tubulis GmbH	12/11/2025	749,020

Wugen Inc 0% 12/31/2199	6/14/2024	353,945

Wugen Inc Series B	7/9/2021	446,566

Zenas Biopharma Inc	10/8/2025	725,952

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,557,651	57,442,981	53,057,036	48,201	(420)	420	9,943,596	9,941,608	0.0%
Fidelity Securities Lending Cash Central Fund	21,925,335	50,529,770	53,098,653	79,194	-	-	19,356,452	19,354,516	0.1%
Total	27,482,986	107,972,751	106,155,689	127,395	(420)	420	29,300,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Rallybio Corp	-	1,146,891	-	-	-	-	1,146,891	819,208
Total	-	1,146,891	-	-	-	-	1,146,891

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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